ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Statements

The carrying amounts of the assets and liabilities of the VIEs are as follows:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	8,024	17,778	2,937
Short-term investments	25,000	20,680	3,416
Accounts receivable	6,405	84,718	13,994
Prepayments and other current assets	6,375	55,491	9,166

Total current assets	45,804	178,667	29,513

Non-current assets:
Long-term investment	—	2,000	330
Property and equipment, net	2,115	5,843	965
Intangible assets, net	9,681	39,037	6,448
Deferred tax assets	66	27	4
Other non-current assets	—	4,481	740

Total non-current assets	11,862	51,388	8,487

Total assets	57,666	230,055	38,000

LIABILITIES
Current liabilities:
Accounts payable	719	35,178	5,811
Technology services and market promotion fees payable to the WFOEs	52,890	67,084	11,081
Accrued expenses and other current liabilities	7,352	23,618	3,901
Deferred revenue	1,597	1,722	284

Total current liabilities	62,558	127,602	21,077

Non-current liabilities:
Unrecognized tax benefits	4,233	4,702	777
Other non-current liabilities	2,150	2,000	330

Total non-current liabilities	6,383	6,702	1,107

Total liabilities	68,941	134,304	22,184

The financial performance and cash flows of the VIEs are as follows:

	For the Years Ended December 31,
	2012	2013
	RMB	RMB	US$
Net revenues	35,686	153,990	25,437

Net loss	(17,742)	(37,334)	(6,167)

Net cash generated from operating activities	18,517	43,201	7,136

Net cash used in investing activities	(37,987)	(43,546)	(7,193)

Net cash generated from financing activities	—	10,098	1,668

Company Subsidiaries

As of December 31, 2013, the Company’s subsidiaries consisted of the following entities:

Name	Place of incorporation	Date of establishment / acquisition	Percentage of ownership	Principal activities
Beauty Wave Limited (“Beauty Wave”)	British Virgin Islands (“BVI”)	October 27, 2009	100%	Investment holding
China Wave	BVI	October 27, 2009	100%	Investment holding
Uni-Force Development Limited (“Uni-Force”)	Hong Kong	October 27, 2009	100%	Investment holding
Huiyou	The PRC	October 27, 2009	100%	Development, operation and sale of mobile phone games
Beijing Dongganlefeng Information Technology Co., Ltd. (“Donggan”)	The PRC	October 27, 2009	100%	Development, operation and sale of mobile phone games
Beijing Longyuebaifu Information Technology Co., Ltd. (“Longyue”)	The PRC	October 27, 2009	100%	Development, operation and sale of mobile phone games
OWX Hong Kong Limited (“OWX HK”)	Hong Kong	December 28, 2009	100%	Provision of handset design products and services
Shenzhen Qilewuxian Software Development Co. Ltd. (“Qilewuxian”)	The PRC	April 19, 2010	100%	Development, operation and sale of mobile phone games
OWX (Beijing) Technology Co., Ltd. (“OWX Beijing”)	The PRC	September 3, 2010	100%	Investment holding
Shenzhen Yikechuanghui Technology Co., Ltd. (“Yikechuanghui”)	The PRC	October 21, 2010	100%	Development, operation of mobile phone games
Shenzhen Zhongtuokechuang Technology Co., Ltd. (“Zhongtuo”)	The PRC	November 18, 2010	100%	Provision of handset design products and services
3GUU BVI	BVI	December 31, 2010	100%	Investment holding
3GUU Mobile Entertainment Co. Limited (“3GUU HK”)	Hong Kong	December 31, 2010	100%	Investment holding
Yitongtianxia	The PRC	December 31, 2010	100%	Development, operation and sale of mobile phone games
OWX BVI	BVI	February 14, 2012	100%	Investment holding
OWX Development	BVI	February 14, 2012	100%	Investment holding
HYD Holding	BVI	February 14, 2012	100%	Investment holding
3GUU Holding	BVI	February 14, 2012	100%	Investment holding
C&V Limited (“C&V BVI)	BVI	August 27, 2012	51%	Investment holding
Shenzhen Douqu Software Co., Ltd (“Shenzhen Douqu”)	The PRC	September 5, 2012	80%	Development, operation of mobile phone games
C&V Hong Kong Limited (“C&V HK”)	Hong Kong	September 21, 2012	51%	Investment holding
China Mobile Games and Entertainment Group (HK) Limited (“CMGE HK”)	Hong Kong	October 11, 2012	100%	Investment holding
Shenzhen Leyuansuiyu Technology Development Co. Ltd. (“Leyuansuiyu”)	The PRC	February 21, 2013	60%	Development, operation of mobile phone games
Kechuangqudong Digital (Shenzhen) Co., Ltd. (“Kechuangqudong”)	The PRC	March 20, 2013	100%	Development, operation of mobile phone games
Shanghai Lanfeng Technology Co., Ltd. (“Shanghai Lanfeng”)	The PRC	April 7, 2013	100%	Development, operation of mobile phone games
Shanghai Suiyue Technology Co., Ltd. (“Shanghai Suiyue”)	The PRC	April 9, 2013	100%	Development, operation of mobile phone games
Weili Development Limited (“Weili”)	Hong Kong	June 4, 2013	100%	Investment holding
CMGE Investment Limited (“CMGE Investment”)	Hong Kong	June 4, 2013	100%	Investment holding
China Perfect Investment Limited (“China Perfect”)	Hong Kong	August 6, 2013	100%	Investment holding
Guangzhou Huifenghechang Technology Co., Ltd. (“Huifenghechang”)	The PRC	July 11, 2013	100%	Development, operation of mobile phone games
Parkinson Enterprises Limited (“Parkinson”)	Hong Kong	October 28, 2013	100%	Investment holding
Majesty Enterprises Limited (“Majesty”)	Hong Kong	November 22, 2013	100%	Investment holding
Vogins Technology Co.Limited (“Vogins BVI”)	BVI	November 22, 2013	90.62%	Investment holding
Vogins Technology (Shanghai) Co.,Ltd. (“Vogins shanghai”)	The PRC	November 22, 2013	100%	Provision of billing and collection services
CMGE International Limited (“CMGE International”)	BVI	December 3, 2013	100%	Investment holding

Consolidated Variable Interest Entities

As of December 31, 2013, the Company consolidated the following VIEs and VIEs’ subsidiaries:

Name	Place of incorporation	Date of establishment / acquisition	Percentage of ownership	Principal activities
Yingzheng	The PRC	December 31, 2010	—	Development, operation and sale of mobile phone games
Lanyue	The PRC	September 16, 2013	—	Development, operation and sale of mobile phone games
Chengdu Zhuoxing Technology Co., Ltd. (“Chengdu Zhuoxing”)	The PRC	September 16, 2013	—	Development, operation and sale of mobile phone games
Beijing Wuyao technology Co., Ltd. (China) (“Beijing Wuyao”)	The PRC	September 16, 2013	—	Development, operation and sale of mobile phone games